Consolidated Statement of Operations by Segment (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block Supplement [Abstract]
Consolidated Statement of Operations by Industry Segment
Consolidating statements of operations by industry segment for period ending March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,769,058	$-	$-		$1,769,058	$-	$-	$(1,538	)(c)	$1,767,520
Self-storage revenues	-	151,512	1,148	-		152,660	-	-	-		152,660
Self-moving & self-storage products & service sales	-	221,117	-	-		221,117	-	-	-		221,117
Property management fees	-	24,378	-	-		24,378	-	-	-		24,378
Life insurance premiums	-	-	-	-		-	-	178,115	-		178,115
Property and casualty insurance premiums	-	-	-	-		-	34,342	-	-		34,342
Net investment and interest income	5,248	8,462	4,912	-		18,622	13,858	50,850	(427	)(b)	82,903
Other revenue	81	102,776	88,626	(94,976	)(b)	96,507	-	2,525	(1,480	)(b)	97,552
Total revenues	5,329	2,277,303	94,686	(94,976)		2,282,342	48,200	231,490	(3,445)		2,558,587

Costs and expenses:
Operating expenses	13,611	1,199,550	10,878	(94,976	)(b)	1,129,063	18,007	26,482	(2,984	)(b,c)	1,170,568
Commission expenses	-	228,124	-	-		228,124	-	-	-		228,124
Cost of sales	-	107,216	-	-		107,216	-	-	-		107,216
Benefits and losses	-	-	-	-		-	15,999	164,677	-		180,676
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	17,376	-		17,376
Lease expense	92	117,491	32	-		117,615	-	-	(167	)(b)	117,448
Depreciation, net of (gains) losses on disposals	5	224,407	13,584	-		237,996	-	-	-		237,996
Total costs and expenses	13,708	1,876,788	24,494	(94,976)		1,820,014	34,006	208,535	(3,151)		2,059,404

Earnings (loss) from operations before equity in earnings of subsidiaries	(8,379)	400,515	70,192	-		462,328	14,194	22,955	(294)		499,183

Equity in earnings of subsidiaries	212,164	-	-	(187,923	)(d)	24,241	-	-	(24,241	)(d)	-

Earnings from operations	203,785	400,515	70,192	(187,923)		486,569	14,194	22,955	(24,535)		499,183
Interest income (expense)	91,125	(124,012)	(58,103)	-		(90,990)	-	-	294	(b)	(90,696)
Pretax earnings	294,910	276,503	12,089	(187,923)		395,579	14,194	22,955	(24,241)		408,487
Income tax expense	(30,202)	(96,099)	(4,570)	-		(130,871)	(4,938)	(7,970)	-		(143,779)
Earnings available to common shareholders	$264,708	$180,404	$7,519	$(187,923)		$264,708	$9,256	$14,985	$(24,241)		$264,708
(a) Balances for the year ended December 31, 2012
(b) Eliminate intercompany lease / interest income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries

Consolidating statements of operations by industry segment for period ending March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,679,963	$-	$-		$1,679,963	$-	$-	$(1,707	)(c)	$1,678,256
Self-storage revenues	-	133,070	1,306	-		134,376	-	-	-		134,376
Self-moving & self-storage products & service sales	-	213,854	-	-		213,854	-	-	-		213,854
Property management fees	-	23,266	-	-		23,266	-	-	-		23,266
Life insurance premiums	-	-	-	-		-	-	277,562	-		277,562
Property and casualty insurance premiums	-	-	-	-		-	32,631	-	-		32,631
Net investment and interest income	5,857	20,577	698	-		27,132	9,955	38,127	(1,662	)(b,e)	73,552
Other revenue	228	83,894	80,318	(86,108	)(b)	78,332	-	1,585	(1,387	)(b)	78,530
Total revenues	6,085	2,154,624	82,322	(86,108)		2,156,923	42,586	317,274	(4,756)		2,512,027

Costs and expenses:
Operating expenses	9,081	1,121,681	9,468	(86,108	)(b)	1,054,122	13,270	28,885	(3,087	)(b,c)	1,093,190
Commission expenses	-	212,190	-	-		212,190	-	-	-		212,190
Cost of sales	-	116,542	-	-		116,542	-	-	-		116,542
Benefits and losses	-	-	-	-		-	65,742	254,449	-		320,191
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	13,791	-		13,791
Lease expense	93	132,286	23	-		132,402	-	-	(1,187	)(b)	131,215
Depreciation, net of (gains) losses on disposals	5	195,469	13,427	-		208,901	-	-	-		208,901
Total costs and expenses	9,179	1,778,168	22,918	(86,108)		1,724,157	79,012	297,125	(4,274)		2,096,020

Earnings (loss) from operations before equity in earnings of subsidiaries	(3,094)	376,456	59,404	-		432,766	(36,426)	20,149	(482)		416,007

Equity in earnings of subsidiaries	149,160	-	-	(159,538	)(d)	(10,378)	-	-	10,378	(d)	-

Earnings from operations	146,066	376,456	59,404	(159,538)		422,388	(36,426)	20,149	9,896		416,007
Interest income (expense)	94,278	(132,781)	(52,022)	-		(90,525)	-	-	154	(b)	(90,371)
Pretax earnings (loss)	240,344	243,675	7,382	(159,538)		331,863	(36,426)	20,149	10,050		325,636
Income tax benefit (expense)	(34,649)	(88,096)	(3,423)	-		(126,168)	12,863	(6,964)	-		(120,269)
Net earnings (loss)	205,695	155,579	3,959	(159,538)		205,695	(23,563)	13,185	10,050		205,367
Less: Excess of redemption value over carrying value of preferred shares redeemed	(5,908)	-	-	-		(5,908)	-	-	-		(5,908)
Less: Preferred stock dividends	(3,241)	-	-	-		(3,241)	-	-	328	(e)	(2,913)
Earnings (loss) available to common shareholders	$196,546	$155,579	$3,959	$(159,538)		$196,546	$(23,563)$	13,185	$10,378		$196,546
(a) Balances for the year ended December 31, 2011
(b) Eliminate intercompany lease / interest income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries
(e) Elimination of preferred stock dividend paid to affiliate

Consolidating statements of operations by industry segment for period ending March 31, 2011 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,549,058	$-	$-		$1,549,058	$-	$-	$(2,043	)(c)	$1,547,015
Self-storage revenues	-	119,359	1,339	-		120,698	-	-	-		120,698
Self-moving & self-storage products & service sales	-	205,570	-	-		205,570	-	-	-		205,570
Property management fees	-	22,132	-	-		22,132	-	-	-		22,132
Life insurance premiums	-	-	-	-		-	-	206,992	-		206,992
Property and casualty insurance premiums	-	-	-	-		-	30,704	-	-		30,704
Net investment and interest income	5,140	20,562	-	-		25,702	7,959	30,822	(1,738	)(b,e)	62,745
Other revenue	20	60,230	77,947	(83,531	)(b)	54,666	-	2,181	(1,344	)(b)	55,503
Total revenues	5,160	1,976,911	79,286	(83,531)		1,977,826	38,663	239,995	(5,125)		2,251,359

Costs and expenses:
Operating expenses	7,489	1,050,921	9,473	(83,531	)(b)	984,352	15,824	29,754	(3,353	)(b,c)	1,026,577
Commission expenses	-	190,981	-	-		190,981	-	-	-		190,981
Cost of sales	-	106,024	-	-		106,024	-	-	-		106,024
Benefits and losses	-	-	-	-		-	17,201	183,312	-		200,513
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	9,494	-		9,494
Lease expense	90	151,918	22	-		152,030	-	-	(1,221	)(b)	150,809
Depreciation, net of (gains) losses on disposals	9	177,116	12,141	-		189,266	-	-	-		189,266
Total costs and expenses	7,588	1,676,960	21,636	(83,531)		1,622,653	33,025	222,560	(4,574)		1,873,664

Earnings (loss) from operations before equity in earnings of subsidiaries	(2,428)	299,951	57,650	-		355,173	5,638	17,435	(551)		377,695

Equity in earnings of subsidiaries	132,570	-	-	(117,643	)(d)	14,927	-	-	(14,927	)(d)	-

Earnings from operations	130,142	299,951	57,650	(117,643)		370,100	5,638	17,435	(15,478)		377,695
Interest income (expense)	85,584	(129,516)	(44,449)	-		(88,381)	-	-	-		(88,381)
Pretax earnings	215,726	170,435	13,201	(117,643)		281,719	5,638	17,435	(15,478)		289,314
Income tax expense	(31,600)	(60,342)	(5,651)	-		(97,593)	(1,831)	(6,315)	-		(105,739)
Net earnings	184,126	110,093	7,550	(117,643)		184,126	3,807	11,120	(15,478)		183,575
Less: Excess of redemption value over carrying value of preferred shares redeemed	-	-	-	-		-	-	-	(178)		(178)
Less: Preferred stock dividends	(12,963)	-	-	-		(12,963)	-	-	551	(e)	(12,412)
Earnings available to common shareholders	$171,163	$110,093	$7,550	$(117,643)		$171,163	$3,807	$11,120	$(15,105)		$170,985
(a) Balances for the year ended December 31, 2010
(b) Eliminate intercompany lease income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries
(e) Elimination of preferred stock dividend paid to affiliate